Investment Objectives and Goals	Oct. 31, 2025
Olstein All Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Olstein All Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Olstein All Cap Value Fund’s (the “Fund” or “All Cap Value Fund”) primary investment objective is long-term capital appreciation
Objective, Secondary [Text Block]	and its secondary objective is income.
Olstein Strategic Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Olstein Strategic Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Olstein Strategic Opportunities Fund’s (the “Fund” or “Strategic Opportunities Fund”) investment objective is long-term capital appreciation
Objective, Secondary [Text Block]	and its secondary objective is income.